Share-based compensation costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation costs [Line Items]
Employees of The controlling company	₩ 1,072	₩ 2,006	₩ 2,977
Employees of The subsidiaries	9,510	17,166	24,960
Total	10,582	19,172	27,937
4th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	0	67	51
Employees of The subsidiaries	(14)	413	533
Total	(14)	480	584
5th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	0	48	36
Employees of The subsidiaries	(19)	757	582
Total	(19)	805	618
6th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	(23)	26	0
Employees of The subsidiaries	(139)	159	0
Total	(162)	185	0
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	(59)	83	0
Employees of The subsidiaries	(86)	120	0
Total	(145)	203	0
Performance shares
Share-based compensation costs [Line Items]
Employees of The controlling company	1,154	1,782	2,890
Employees of The subsidiaries	9,768	15,717	23,845
Total	₩ 10,922	₩ 17,499	₩ 26,735